SEGMENTED INFORMATION (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue		$ 604.4	$ 522.8
Non-current assets	[1]	3,364.4	3,294.6
Canada [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[2]	336.3	287.2
Non-current assets	[1]	2,971.0	2,762.4
United States [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[2]	215.7	141.7
Non-current assets	[1]	302.4	359.2
Australia [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[2],[3]	0.0	0.0
Non-current assets	[1],[3]	85.3	121.2
Mexico [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[2]	52.4	93.9
Non-current assets	[1]	5.1	17.8
Other [Member]
REVENUE AND NON-CURRENT ASSETS BY LOCATION
Revenue	[2]	0.0	0.0
Non-current assets	[1]	$ 0.6	$ 34.0

[1]	Non-current assets exclude financial instruments (investments, reclamation deposits and other) and deferred tax assets.
[2]	Presented based on the location in which the sale originated.
[3]	For the years ended December 31, 2017 and 2016, revenue from Peak Mines is included in earnings from discontinued operations. As at December 31, 2017, the Company’s non-current assets held in Australia are classified as assets held-for-sale.